Income Taxes (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowance for doubtful accounts	$ 22.4	$ 27.7
Inventories	102.8	107.1
Pension and postretirement benefits	392.4	415.7
Environmental and regulatory compliance	29.9	31.7
Other accruals and prepayments	211.1	405.2
Stock-based compensation expense	89.3	128.8
Tax credit and loss carryforwards	1,095.9	1,075.4
Valuation allowances	(306.5)	(215.0)
Total deferred tax asset	1,637.3	1,976.6
Deferred tax liabilities:
Property, plant and equipment	(41.4)	(194.1)
Insurance, including self-insurance	(786.4)	(1,107.3)
Basis difference in LYONs	(13.1)	(9.1)
Goodwill and other intangibles	(3,645.3)	(3,704.8)
Unrealized gains on marketable securities	(2.9)	(68.0)
Total deferred tax liability	(4,489.1)	(5,083.3)
Net deferred tax liability	$ (2,851.8)	$ (3,106.7)